Debt and Financing Arrangements Debt and Financing Arrangements (Tables)	11 Months Ended
Dec. 29, 2013
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
Long-term debt was comprised of the following as of December 29, 2013, April 28, 2013 and April 29, 2012:

	Successor	Predecessor
	December 29, 2013	April 28, 2013	April 29, 2012
		(In thousands)
$2.95 billion Term B-1 Loan	2,929,213	—	—
$6.55 billion Term B-2 Loan	6,518,524	—	—
$3.10 billion 4.25% Second Lien Senior Secured Notes due 2020	3,100,000	—	—
Japanese Yen Credit Agreement due October 2012 (variable rate)	—	—	186,869
Other U.S. Dollar Debt due May 2013 — November 2034 (0.94%—7.96%)	10,774	25,688	43,164
Other Non-U.S. Dollar Debt due May 2013 — May 2023 (3.50%—11.00%)	70,411	56,293	64,060
5.35% U.S. Dollar Notes due July 2013	—	499,993	499,958
8.0% Heinz Finance Preferred Stock due July 2013	—	350,000	350,000
Japanese Yen Credit Agreement due December 2013 (variable rate)	—	163,182	199,327
U.S. Dollar Private Placement Notes due May 2014 — May 2021 (2.11% - 4.23%)	—	500,000	500,000
Japanese Yen Credit Agreement due October 2015 (variable rate)	—	152,983	—
U.S. Dollar Private Placement Notes due July 2016 — July 2018 (2.86% - 3.55%)	—	100,000	100,000
2.00% U.S. Dollar Notes due September 2016	58,308	299,933	299,913
1.50% U.S. Dollar Notes due March 2017	17,743	299,648	299,556
U.S. Dollar Remarketable Securities due December 2020	—	119,000	119,000
3.125% U.S. Dollar Notes due September 2021	34,433	395,772	395,268
2.85% U.S. Dollar Notes due March 2022	5,599	299,565	299,516
$235 million 6.375% U.S. Dollar Debentures due July 2028	258,075	231,396	231,137
£125 million 6.25% British Pound Notes due February 2030	218,507	192,376	202,158
$437 million 6.75% U.S. Dollar Notes due March 2032	476,943	435,185	435,112
$931 million 7.125% U.S. Dollar Notes due August 2039	1,026,881	628,082	626,747
	14,725,411	4,749,096	4,851,785
Hedge Accounting Adjustments (See Note 15)	—	122,455	128,444
Less portion due within one year	(107,765)	(1,023,212)	(200,248)
Total long-term debt	$14,617,646	$3,848,339	$4,779,981
Weighted-average interest rate on long-term debt, including the impact of applicable interest rate swaps	4.01%	4.07%	4.28%

Schedule of Maturities of Long-term Debt	Total long term debt matures as follows:

	Fiscal Year
	2014	2015	2016	2017	2018	There After	Total
	(In thousands)
Maturity /Retirements	$107,765	$117,801	$111,258	$168,543	$115,411	$14,104,633	$14,725,411